Commitments and Contingencies - Future minimum lease payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Future Minimum Lease Payments
2017	$ 1,533
2018	1,177
2019	1,054
2020	1,091
2021	649
Thereafter	157
Total	$ 5,661